CAPITAL STOCK	3 Months Ended
Mar. 31, 2023
Equity [Abstract]
CAPITAL STOCK

10.	CAPITAL STOCK

Preferred Stock

The Company has designated multiple series of preferred stock, including 4 shares of series A preferred stock, 3,000,000 shares of series B preferred stock, 500 shares of series C preferred stock, 800,000 shares of series D preferred stock, 1,000,000 shares of series E preferred stock, 800,000 shares of series F preferred stock, 800,000 shares of series F-1 preferred stock, 500,000,000 shares of series I preferred stock, 10,000,000 shares of series J preferred stock, 10,937,500 shares of series K preferred stock, 100,000,000 shares of series L preferred stock, 3,000,000 shares of series N senior convertible preferred stock, 5,000 shares of series R preferred stock and 5,000,000 shares of series X senior convertible preferred stock.

The following is a description of the rights and preferences of each series of preferred stock.

Redeemable Preferred Stock

The Company recognized the series N senior convertible preferred stock and series X senior convertible preferred stock as mezzanine equity since the redeemable preferred stock may be redeemed at the option of the holder, but is not mandatorily redeemable.

Series N Senior Convertible Preferred Stock

Ranking. The series N senior convertible preferred stock ranks, with respect to the payment of dividends and the distribution of assets upon liquidation, (i) senior to all common stock and each other class or series that is not expressly made senior to or on parity with the series N senior convertible preferred stock; (ii) on parity with each class or series that is not expressly subordinated or made senior to the series N senior convertible preferred stock; and (iii) junior to all indebtedness and other liabilities with respect to assets available to satisfy claims against the Company and each class or series that is expressly made senior to the series N senior convertible preferred stock.

Dividend Rights. Holders of series N senior convertible preferred stock are entitled to dividends at a rate per annum of 12.0% of the stated value ($4.00 per share); provided that upon an event of default (as defined in the certificate of designation for the series N senior convertible preferred stock), such rate shall increase by 8% per annum. Dividends shall accrue from day to day, whether or not declared, and shall be cumulative. Dividends shall be payable quarterly in arrears on each dividend payment date in cash or common stock at the Company’s discretion. Dividends payable in common stock shall be calculated based on a price equal to eighty percent (80%) of the volume weighted average price for the common stock on the Company’s principal trading market (the “VWAP”) during the five (5) trading days immediately prior to the applicable dividend payment date. At March 31, 2023, cumulative dividends on Series N Preferred Stock were $453,654.

Liquidation Rights. Subject to the rights of creditors and the holders of any senior securities or parity securities (in each case, as defined in the certificate of designation), upon any liquidation of the Company or its subsidiaries, before any payment or distribution of the assets of the Company (whether capital or surplus) shall be made to or set apart for the holders of junior securities (as defined in the certificate of designation), including the common stock, each holder of outstanding series N senior convertible preferred stock shall be entitled to receive an amount of cash equal to 115% of the stated value of $4.00 per share, plus an amount of cash equal to all accumulated accrued and unpaid dividends thereon (whether or not declared) to, but not including the date of final distribution to such holders.

Voting Rights. Holders of series N senior convertible preferred stock do not have any voting rights; provided that, so long as any shares of series N senior convertible preferred stock are outstanding, the affirmative vote of holders of a majority of the series N senior convertible preferred stock, which majority must include SILAC Insurance Company so long as it holds any shares of series N senior convertible preferred stock, voting as a separate class, shall be necessary for approving, effecting or validating any amendment, alteration or repeal of any of the provisions of the certificate of designation or prior to the Company’s (or Nova’s) creation or issuance of any parity securities or new indebtedness (as defined in the certificate of designation); provided that the foregoing shall not apply to any financing transaction the use of proceeds of which will be used to redeem the series N senior convertible preferred stock and the warrants issued in connection therewith. In addition, the affirmative vote of holders of 66% of the series N senior convertible preferred stock, voting as a separate class, is required prior to the Company’s (or Nova’s) creation or issuance of any senior securities.

Conversion Rights. Each shares of series N senior convertible preferred stock, plus all accrued and unpaid dividends thereon, shall be convertible, at the option of the holder thereof, at any time and from time to time, into such number of fully paid and nonassessable shares of common stock determined by dividing the stated value ($4.00 per share), plus the value of the accrued, but unpaid, dividends thereon, by a conversion price of $0.012 per share (subject to standard adjustments in the event of any stock splits, stock combinations, stock reclassifications, dividends paid in common stock, sales of substantially all assets, mergers, consolidations or similar transactions); provided that in no event shall the holder of any series N senior convertible preferred stock be entitled to convert any number of shares that upon conversion the sum of (i) the number of shares of common stock beneficially owned by the holder and its affiliates and (ii) the number of shares of common stock issuable upon the conversion of the series N senior convertible preferred stock with respect to which the determination of this proviso is being made, would result in beneficial ownership by the holder and its affiliates of more than 4.99% of the then outstanding common stock. This limitation may be waived (up to a maximum of 9.99%) by the holder and in its sole discretion, upon not less than sixty-one (61) days’ prior notice to the Company.

Redemption Rights. The Company may redeem the series N senior convertible preferred stock at any time by paying in cash therefore a sum equal to 115% of the stated value of $4.00 per share, plus the amount of accrued and unpaid dividends and any other amounts due pursuant to the terms of the certificate of designation. In addition, any holder may require the Company to redeem some or all of its shares of series N senior convertible preferred stock on the same terms after a period of twelve months from the date of issuance; provided, however, that such redemption right shall only be exercisable if the Company raises at least $5,000,000 or the common stock is trading on the Nasdaq Stock Market or the New York Stock Exchange.

Series X Senior Convertible Preferred Stock

Ranking. The series X senior convertible preferred stock ranks, with respect to the payment of dividends and the distribution of assets upon liquidation, (i) senior to all common stock and each other class or series that is not expressly made senior to or on parity with the series X senior convertible preferred stock; (ii) on parity with each class or series that is not expressly subordinated or made senior to the series X senior convertible preferred stock; and (iii) junior to the series N senior convertible preferred stock, all indebtedness and other liabilities with respect to assets available to satisfy claims against the Company and each class or series that is expressly made senior to the series X senior convertible preferred stock.

Dividend Rights. Holders of series X senior convertible preferred stock are entitled to dividends at a rate per annum of 10.0% of the stated value ($4.00 per share); provided that upon an event of default (as defined in the certificate of designation for the series X senior convertible preferred stock), such rate shall increase by 5% per annum. Dividends shall accrue from day to day, whether or not declared, and shall be cumulative. Dividends shall be payable quarterly in arrears on each dividend payment date. At March 31, 2023, cumulative dividends on Series X Preferred Stock were $93,205.

Liquidation Rights. Subject to the rights of creditors and the holders of any senior securities, including the series N senior convertible preferred stock, or parity securities (in each case, as defined in the certificate of designation), upon any liquidation of the Company or its subsidiaries, before any payment or distribution of the assets of the Company (whether capital or surplus) shall be made to or set apart for the holders of junior securities (as defined in the certificate of designation), including the common stock, each holder of outstanding series N senior convertible preferred stock shall be entitled to receive an amount of cash equal to 100% of the stated value of $4.00 per share, plus an amount of cash equal to all accumulated accrued and unpaid dividends thereon (whether or not declared) to, but not including the date of final distribution to such holders.

Voting Rights. Holders of series X senior convertible preferred stock do not have any voting rights; provided that, so long as any shares of series X senior convertible preferred stock are outstanding, the affirmative vote of holders of a majority of the series X senior convertible preferred stock, which majority must include Leonite Capital LLC so long as it holds any shares of series X senior convertible preferred stock, voting as a separate class, shall be necessary for approving, effecting or validating any amendment, alteration or repeal of any of the provisions of the certificate of designation or prior to the creation or issuance of any parity securities or new indebtedness (as defined in the certificate of designation); provided that the foregoing shall not apply to any financing transaction the use of proceeds of which will be used to redeem the series X senior convertible preferred stock and the warrants issued in connection therewith. In addition, the affirmative vote of holders of 66% of the series X senior convertible preferred stock, voting as a separate class, is required prior to the creation or issuance of any senior securities.

Conversion Rights. Each shares of series X senior convertible preferred stock, plus all accrued and unpaid dividends thereon, shall be convertible, at the option of the holder thereof, at any time and from time to time, into such number of fully paid and nonassessable shares of common stock determined by dividing the stated value ($4.00 per share), plus the value of the accrued, but unpaid, dividends thereon, by a conversion price equal to the lower of (i) the lowest VWAP during the five (5) trading days immediately prior to the applicable conversion date and (ii) the price per share paid in any subsequent financing (the “Fixed Price”). The Fixed Price is subject to standard adjustments in the event of any stock splits, stock combinations, stock reclassifications, dividends paid in common stock, sales of substantially all assets, mergers, consolidations or similar transactions, as well as a price based antidilution adjustment, pursuant to which, subject to certain exceptions, if the Company issues common stock at a price lower than the Fixed Price, the Fixed Price shall decrease to such lower price. Notwithstanding the foregoing, in no event shall the holder of any series X senior convertible preferred stock be entitled to convert any number of shares that upon conversion the sum of (i) the number of shares of common stock beneficially owned by the holder and its affiliates and (ii) the number of shares of common stock issuable upon the conversion of the series X senior convertible preferred stock with respect to which the determination of this proviso is being made, would result in beneficial ownership by the holder and its affiliates of more than 4.99% of the then outstanding common stock. This limitation may be waived (up to a maximum of 9.99%) by the holder and in its sole discretion, upon not less than sixty-one (61) days’ prior notice to the Company.

Redemption Rights. Commencing on September 22, 2023, any holder may require the Company to redeem its shares by the payment in cash therefore of a sum equal to 100% of the stated value of $4.00 per share, plus the amount of accrued and unpaid dividends and any other amounts due pursuant to the terms of the certificate of designation; provided however, that in the event that the Company completes a public offering prior to the redemption date, then any holder may only cause the Company to redeem any outstanding series X senior convertible preferred stock by paying such redemption price in twelve (12) equal monthly installments with the first such payment due on the date that is six (6) months following the date that the Company completes such public offering.

Non-redeemable Preferred Stock

Series A Preferred Stock

Each share of series A preferred stock is entitled to a number of votes and converts to a number of shares equal to the sum of all shares of common stock and series B preferred stock issued and outstanding, divided by the number shares of series A preferred stock held. Holders of series A preferred stock do not have any dividend, liquidation or redemption rights.

Series B Preferred Stock

Each share of series B preferred stock is entitled to one (1) vote on all matters submitted to a vote of stockholders. Each share of series B preferred stock is convertible into two (2) shares of common stock (subject to adjustment for forward stock splits but not reverse stock splits). Holders of series B preferred stock do not have any dividend, liquidation or redemption rights.

Series C Preferred Stock

Each share of series C preferred stock is entitled to one (1) vote on all matters submitted to a vote of stockholders. Each share of series C preferred stock is convertible into 100,000 shares of common stock (subject to adjustment for forward stock splits but not reverse stock splits). If the Company lists on an exchange, it has the right to repurchase these shares at a purchase price of $50,000 per share. Holders of series C preferred stock do not have any dividend, liquidation or redemption rights.

Series D Preferred Stock

Each share of series D preferred stock is entitled to one (1) vote on all matters submitted to a vote of stockholders. Each share of series D preferred stock is convertible into two (2) shares of common stock. Holders of series D preferred stock do not have any dividend, liquidation or redemption rights.

Series E Preferred Stock

Each share of series E preferred stock is entitled to one (1) vote on all matters submitted to a vote of stockholders. Each share of series E preferred stock is convertible into two (2) shares of common stock. Holders of series E preferred stock do not have any dividend, liquidation or redemption rights.

Series F Preferred Stock

Each share of series F preferred stock is entitled to one (1) vote on all matters submitted to a vote of stockholders. Each share of series F preferred stock is convertible into two (2) shares of common stock. Holders of series F preferred stock do not have any dividend, liquidation or redemption rights.

Series F-1 Preferred Stock

Each share of series F-1 preferred stock is convertible into two (2) shares of common stock. Holders of series F-1 preferred stock do not have any voting, dividend, liquidation or redemption rights.

Series I Preferred Stock

Each share of series I preferred stock is entitled to five (5) votes on all matters submitted to a vote of stockholders. Each share of series I preferred stock is convertible into two (2) shares of common stock. Holders of series I preferred stock do not have any dividend, liquidation or redemption rights.

Series J Preferred Stock

Each share of series J preferred stock is entitled to one (1) vote on all matters submitted to a vote of stockholders. Each share of series J preferred stock is convertible into two (2) shares of common stock. Holders of series J preferred stock do not have any dividend, liquidation or redemption rights.

Series K Preferred Stock

Each share of series K preferred stock is entitled to one (1) vote on all matters submitted to a vote of stockholders. Each share of series K preferred stock is convertible into 1.25 shares of common stock. Holders of series K preferred stock do not have any dividend, liquidation or redemption rights.

Series L Preferred Stock

Each share of series L preferred stock is entitled to one (1) vote on all matters submitted to a vote of stockholders. Each share of series L preferred stock is convertible into two (2) shares of common stock. Holders of series L preferred stock do not have any dividend, liquidation or redemption rights.

Series R Preferred Stock

Each share of series R preferred stock is entitled to one (1) vote on all matters submitted to a vote of stockholders. Each share of series B preferred stock is convertible into one (1) shares of common stock (subject to adjustment for forward stock splits but not reverse stock splits). Holders of series R preferred stock do not have any dividend, liquidation or redemption rights.

Preferred Stock Transactions

The Company had no preferred stock transactions during the three months ended March 31, 2023 and 2022.

Common Stock

During the three months ended March 31, 2023, the Company issued 118,682,378 shares of common stock upon conversion of certain convertible notes.

The Company did not issue any shares of common stock during the three months ended March 31, 2022.